Note 24 (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Provisions Breakdown By Concepts [Table Text Block]
The breakdown of the balance under this heading in the consolidated balance sheets, based on type of provisions, is as follows:

PROVISIONS. BREAKDOWN BY CONCEPTS (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Provisions for pensions and similar obligations	25	2,267	2,348	2,571
Other long-term employee benefits ⁽¹⁾	25	332	384	435
Provisions for taxes and other legal contingencies	7.1	805	791	696
Provisions for contingent risks and commitments		725	667	770
Other provisions ⁽²⁾		293	429	452
Total		4,422	4,619	4,924
(1) It includes commitments undertaken under the collective layoff procedure that was carried out at Banco Bilbao Vizcaya Argentaria, S.A. in 2021.
(2) Individually non-significant provisions for various concepts and corresponding to different geographical areas.

Provisions for pensions and similar obligations changes over the year [Table Text Block]
The change in provisions for pensions and similar obligations for the years ended December 31, 2025, 2024 and 2023 is as follows:

PROVISIONS FOR PENSIONS AND OTHER POST-EMPLOYMENT OBLIGATIONS FOR DEFINED BENEFIT PLANS, AND OTHER LONG-TERM EMPLOYEE BENEFITS. CHANGES OVER THE YEAR (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Balance at the beginning		2,732	3,006	3,098
Charges to income for the year		172	197	211
Interest expense and similar charges	25	118	138	133
Personnel expense		53	57	49
Provision expense		1	2	29
Charges (credits) to equity ⁽¹⁾	25	375	132	314
Transfers and other changes		(75)	(49)	(37)
Benefit payments		(276)	(410)	(474)
Employer contributions		(330)	(143)	(106)
Balance at the end		2,599	2,732	3,006
(1) Correspond to actuarial losses (gains) arising from certain post-employment defined-benefit commitments for pensions recognized in “Equity” (see Note 2.2.13).

Provisions for taxes, legal contingencies and other provisions changes over the year [Table Text Block]

PROVISIONS FOR TAXES, LEGAL CONTINGENCIES AND OTHER PROVISIONS. CHANGES OVER THE YEAR (MILLIONS OF EUROS)

	2025	2024	2023
Balance at beginning	1,220	1,148	1,065
Additions	367	370	651
Acquisition of subsidiaries	—	—	—
Unused amounts reversed during the year	(108)	(92)	(385)
Amount used and other variations	(381)	(206)	(183)
Balance at the end	1,098	1,220	1,148